Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Net book value of intangible assets	$ 531	$ 407	$ 424	$ 462
Provision for impairment of intangible assets	(40)	(40)	(40)	$ (43)
Total	$ 491	$ 367	$ 384